================================================================================

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4946

                           THOMPSON PLUMB FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1200 JOHN Q. HAMMONS DRIVE
                                MADISON, WI 53717
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                           JOHN W. THOMPSON, CHAIRMAN
                           THOMPSON PLUMB FUNDS, INC.
                           1200 JOHN Q. HAMMONS DRIVE
                            MADISON, WISCONSIN 53717
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                                MATTHEW T. RUTLIN
                               QUARLES & BRADY LLP
                            411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (608) 827-5700

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2006

                    DATE OF REPORTING PERIOD: AUGUST 31, 2006


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS


                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2006 (Unaudited)




                                                        Shares         Value
                                                      -----------   -----------

COMMON STOCKS - 99.9%

  CONSUMER DISCRETIONARY - 11.8%
    MEDIA - 10.4%
    CBS Corp. Class B                                    376,825     $10,758,354
    Comcast Corp. Class A Special (a)                     81,050       2,829,456
    Time Warner Inc.                                   1,599,550      26,584,521
    Viacom Inc. Class B (a)                            1,029,025      37,353,607
                                                                     -----------
                                                                      77,525,938
                                                                     -----------
    MULTILINE RETAIL - 0.3%
    Kohl's Corp. (a)                                      34,800       2,175,348
                                                                     -----------

    SPECIALTY RETAIL - 1.1%
    Bed Bath & Beyond Inc. (a)                           122,000       4,115,060
    The Home Depot, Inc.                                 125,000       4,286,250
                                                                     -----------
                                                                       8,401,310
                                                                     -----------
  CONSUMER STAPLES - 10.7%
    BEVERAGES - 6.0%
    PepsiCo, Inc.                                        123,300       8,049,024
    The Coca-Cola Co.                                    817,700      36,641,137
                                                                     -----------
                                                                      44,690,161
                                                                     -----------
    FOOD & STAPLES RETAILING - 4.7%
    Sysco Corp.                                          396,800      12,455,552
    Wal-Mart Stores, Inc.                                497,200      22,234,784
                                                                     -----------
                                                                      34,690,336
                                                                     -----------
  ENERGY - 9.5%
    OIL, GAS & CONSUMABLE FUELS - 9.5%
    BP plc ADR                                            18,300       1,245,315
    Chevron Corp.                                        527,550      33,974,220
    Exxon Mobil Corp.                                    515,600      34,890,652
    Murphy Oil Corp.                                       6,000         293,460
                                                                     -----------
                                                                      70,403,647
                                                                     -----------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2006 (Unaudited)



                                                         Shares         Value
                                                        --------     -----------

COMMON STOCKS - 99.9% (Continued)

  FINANCIALS - 28.7%
    CAPITAL MARKETS - 2.8%
    Morgan Stanley                                       320,350     $21,075,826
                                                                     -----------

    COMMERCIAL BANKS - 3.3%
    Fifth Third Bancorp                                  618,800      24,343,592
                                                                     -----------

    DIVERSIFIED FINANCIAL SERVICES - 1.9%
    Citigroup Inc.                                       282,000      13,916,700
                                                                     -----------

    INSURANCE - 8.0%
    American International Group, Inc.                   602,350      38,441,977
    Berkshire Hathaway Inc. Class B (a)                    5,700      18,259,950
    The St. Paul Travelers Cos., Inc.                     70,050       3,075,195
                                                                     -----------
                                                                      59,777,122
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE - 12.7%
    Fannie Mae                                         1,243,200      65,454,480
    Freddie Mac                                          457,300      29,084,280
                                                                     -----------
                                                                      94,538,760
                                                                     -----------
  HEALTH CARE - 15.1%
    BIOTECHNOLOGY - 3.1%
    Amgen Inc. (a)                                       344,950      23,432,454
                                                                     -----------

    HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
    Boston Scientific Corp. (a)                           36,800         641,792
    Kinetic Concepts, Inc. (a)                            31,700       1,001,720
    Medtronic, Inc.                                      274,200      12,859,980
    Zimmer Holdings, Inc. (a)                             11,500         782,000
                                                                     -----------
                                                                      15,285,492
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES - 2.0%
    Cardinal Health, Inc.                                219,900      14,825,658
                                                                     -----------

    HEALTH CARE TECHNOLOGY - 2.2%
    IMS Health Inc.                                      592,500      16,169,325
                                                                     -----------

    PHARMACEUTICALS - 5.8%
    Pfizer Inc.                                        1,560,150      42,997,734
                                                                     -----------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2006 (Unaudited)



                                                             Shares      Value
                                                           ---------- ------------

COMMON STOCKS - 99.9% (Continued)

   INDUSTRIALS - 6.1%
       COMMERCIAL SERVICES & SUPPLIES - 0.2%
       Cintas Corp.                                          47,400   $ 1,755,222
                                                                      -----------

       INDUSTRIAL CONGLOMERATES - 5.9%
       3M Co.                                                18,050     1,294,185
       General Electric Co.                                 249,500     8,497,970
       Tyco International Ltd.                            1,304,800    34,120,520
                                                                      -----------
                                                                       43,912,675
                                                                      -----------
   INFORMATION TECHNOLOGY - 18.0%
       COMMUNICATIONS EQUIPMENT - 1.0%
       Cisco Systems, Inc. (a)                              327,550     7,202,825
                                                                      -----------

       COMPUTERS & PERIPHERALS - 0.3%
       EMC Corp. (a)                                        202,700     2,361,455
                                                                      -----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
       Celestica Inc. (a)                                   370,900     3,553,222
       Solectron Corp. (a)                                1,791,500     5,625,310
                                                                      -----------
                                                                        9,178,532
                                                                      -----------
       INTERNET SOFTWARE & SERVICES - 1.0%
       eBay Inc. (a)                                        274,150     7,637,819
                                                                      -----------

       IT SERVICES - 3.9%
       First Data Corp.                                     593,750    25,513,437
       Fiserv, Inc. (a)                                      85,350     3,769,910
                                                                      -----------
                                                                       29,283,347
                                                                      -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
       Altera Corp. (a)                                     209,800     4,244,254
       Intel Corp.                                          215,450     4,209,893
       Linear Technology Corp.                              329,900    11,219,899
       Maxim Integrated Products, Inc.                      408,100    11,875,710
                                                                      -----------
                                                                       31,549,756
                                                                      -----------
       SOFTWARE - 6.3%
       Microsoft Corp.                                    1,781,450    45,765,450
       Take-Two Interactive Software, Inc. (a)               94,200     1,149,240
                                                                      -----------
                                                                       46,914,690
                                                                      -----------

       TOTAL COMMON STOCKS (COST $678,579,793)                        744,045,724
                                                                    ------------
WARRANTS - 0.0%

   HEALTH CARE - 0.0%
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
       Clarient Inc., issued 3/31/2004, exercise
       price $2.75, expires 3/31/2008 (a) (b)                30,000            --
       Clarient Inc., issued 4/27/2004, exercise
       price $2.75, expires 4/27/2008 (a) (b)                45,000            --
                                                                      -----------

       TOTAL WARRANTS (COST $0)                                                --
                                                                      -----------

                           THOMPSON PLUMB FUNDS, INC.
                           THOMPSON PLUMB GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2006 (Unaudited)




                                                        Principal
                                                          Amount           Value
                                                      -------------    -------------


SHORT-TERM INVESTMENTS - 0.2%


  VARIABLE RATE DEMAND NOTES - 0.2%
      American Family Financial Services, 4.943%     $     822,405    $     822,405
      Wisconsin Central Credit Union, 5.000%               404,668          404,668
                                                                      -------------

      Total Variable Rate Demand Notes                                    1,227,073
                                                                      -------------

      TOTAL SHORT-TERM INVESTMENTS (COST $1,227,073)                      1,227,073
                                                                      -------------

      TOTAL INVESTMENTS - 100.1% (COST $679,806,866)                    745,272,797
                                                                      -------------

      NET OTHER ASSETS AND LIABILITIES - (0.1%)                            (996,580)
                                                                      -------------

      NET ASSETS - 100.0%                                             $ 744,276,217
                                                                      =============



(a) Non-income producing security.

(b) Security is illiquid.

         At August 31, 2006, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:


      Federal tax cost                                     $697,260,106
      Unrealized appreciation                              $ 86,650,868
      Unrealized depreciation                              $(38,638,177)
      Net unrealized appreciation (depreciation)           $ 48,012,691

                           THOMPSON PLUMB FUNDS, INC.
                            THOMPSON PLUMB BOND FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2006 (Unaudited)



                                                                   Principal
                                                                     Amount        Value
                                                                  -----------   -----------


BONDS - 98.6%

     CORPORATE BONDS - 53.2%
          Adelphia Communications, 9.875% due 3/1/2005 (a)         $ 1,198,000   $   697,835
          Beneficial Corp., 6.850% due 10/3/2007                     1,000,000     1,010,983
          Capital One Financial, 4.738% due 5/17/2007                  600,000       596,521
          Comcast Cable Communications, 8.375% due 5/1/2007          1,400,000     1,426,118
          First Data Corp., 6.375% due 12/15/2007                      350,000       353,003
          First Data Corp., 3.375% due 8/1/2008                        500,000       482,563
          Gannett Co., 4.125% due 6/15/2008                          1,000,000       977,344
          General Motors Acceptance Corp., 4.100% due 6/15/2007         52,000        50,137
          General Motors Acceptance Corp., 5.850% due 8/15/2007         86,000        83,437
          General Motors Acceptance Corp., 5.000% due 6/15/2008        100,000        93,413
          General Motors Acceptance Corp., 5.400% due 5/15/2009        120,000       110,217
          General Motors Acceptance Corp., 6.250% due 5/15/2009         50,000        46,614
          General Motors Acceptance Corp., 5.250% due 8/15/2009         80,000        73,052
          General Motors Acceptance Corp., 7.200% due 8/15/2009         50,000        47,819
          General Motors Acceptance Corp., 5.000% due 9/15/2009        110,000        99,585
          General Motors Acceptance Corp., 7.000% due 3/15/2010        130,000       124,293
          General Motors Acceptance Corp., 7.000% due 10/15/2011       200,000       188,575
          General Motors Acceptance Corp., 7.250% due 8/15/2012        100,000        93,776
          General Motors Acceptance Corp., 7.000% due 11/15/2012        50,000        45,840
          General Motors Acceptance Corp., 7.100% due 1/15/2013         32,000        29,481
          General Motors Acceptance Corp., 6.000% due 7/15/2013         60,000        51,407
          Hartford Life, 7.100% due 6/15/2007                          500,000       506,064
          Hartford Life Global, 5.420% due 6/15/2010 (b)               500,000       476,960
          Household Finance Co., 7.650% due 5/15/2007                1,000,000     1,014,449
          International Lease Finance, 5.625% due 6/1/2007             850,000       850,796
          Morgan, J. P. & Co., 6.700% due 11/1/2007                  1,000,000     1,011,193
          Morgan Stanley, 6.320% due 6/1/2011 (b)                      500,000       488,505
          Penney, J. C. Co., 7.600% due 4/1/2007                     1,000,000     1,010,603
          Sears, Roebuck, 6.700% due 11/15/2006                      1,000,000       998,465
          SLM Corp., 5.370% due 3/2/2009 (b)                         1,000,000       969,100
          Tribune Co., 6.875% due 11/1/2006                          1,000,000     1,001,090
          Wisconsin Power & Light, 7.000% due 6/15/2007              1,000,000     1,011,499
                                                                                 -----------

          Total Corporate Bonds                                                   16,020,737
                                                                                 -----------

     UNITED STATES GOVERNMENT AND AGENCY ISSUES - 45.4%
          Fannie Mae, 4.000% due 10/30/2008                          1,015,000       991,988
          Fannie Mae, 5.250% due 12/15/2008                          2,000,000     1,992,030
          Fannie Mae, 5.050% due 1/12/2009                           2,000,000     1,992,674
          Fannie Mae, 5.450% due 8/8/2011                            1,200,000     1,193,677
          Fannie Mae, 6.125% due 8/28/2014                           1,000,000       999,547
          Fannie Mae, 6.000% due 1/26/2016                           1,000,000       995,400
          Federal Home Loan Banks, 4.250% due 3/24/2008              1,000,000       986,933
          Federal Home Loan Banks, 5.000% due 11/21/2008             1,000,000       997,687
          Federal Home Loan Banks, 3.500% due 12/30/2008 (c)         1,000,000       975,787
          Federal Home Loan Banks, 6.000% due 1/6/2016               1,000,000       994,444
          Federal Home Loan Banks, 6.500% due 8/15/2016              1,000,000     1,001,647
          Freddie Mac, 3.290% due 6/16/2009                            600,000       571,893
                                                                                 -----------

          Total United States Government and Agency Issues                        13,693,707
                                                                                 -----------

          TOTAL BONDS (COST $30,363,811)                                          29,714,444
                                                                                 -----------

                           THOMPSON PLUMB FUNDS, INC.
                            THOMPSON PLUMB BOND FUND
                            SCHEDULE OF INVESTMENTS
                          August 31, 2006 (Unaudited)





                                                        Principal
                                                          Amount         Value
                                                        -----------   -----------

SHORT-TERM INVESTMENTS - 0.1%

     VARIABLE RATE DEMAND NOTES - 0.1%

          Wisconsin Central Credit Union, 5.000%         $    43,984   $    43,984
                                                                       -----------

          Total Variable Rate Demand Notes                                  43,984
                                                                       -----------

          TOTAL SHORT-TERM INVESTMENTS (COST $43,984)                       43,984
                                                                       -----------

          TOTAL INVESTMENTS - 98.7% (COST $30,407,795)                  29,758,428
                                                                       -----------

          NET OTHER ASSETS AND LIABILITIES - 1.3%                          377,336
                                                                       -----------

          NET ASSETS - 100.0%                                          $30,135,764
                                                                       ===========



(a) Adelphia Communications bonds are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest expense.

(b) Floating rate notes whose yields vary with the consumer price index. These securities are shown at their current coupon rate as of August 31, 2006.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.



         At August 31, 2006, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

      Federal tax cost                                     $ 30,407,795
      Unrealized appreciation                              $     82,801
      Unrealized depreciation                              $   (732,168)
      Net unrealized appreciation (depreciation)           $   (649,367)

         Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2.  CONTROLS AND PROCEDURES

         (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

         (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

The following exhibits are attached to this Form N-Q:


EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
-----------                     ----------------------

3(a)              Certification of Principal Executive Officer Required by
                  Section 302 of the Sarbanes-Oxley Act of 2002

3(b)              Certification of Principal Financial Officer Required by
                  Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of October, 2006.

                                        THOMPSON PLUMB FUNDS, INC.



                                        By:    /s/ John W. Thompson
                                           ------------------------------------
                                               John W. Thompson, Chairman

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of October, 2006.



                                        By:    /s/ John W. Thompson
                                           -----------------------------------
                                               John W. Thompson, Chairman
                                               (Principal Executive Officer)



                                        By:    /s/ Penny M. Hubbard
                                           ------------------------------------
                                               Penny M. Hubbard, Chief Financial
                                               Officer (Principal Financial
                                               Officer)